Note 4 - Stockholders' Equity - Summary of Restricted Stock Unit Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Outstanding (in shares)	2,814	562
Outstanding, Weighted Average Grant Date Fair Value (in dollars per share)	$ 64.80	$ 235.40
Granted (in shares)		2,252
Granted, Weighted Average Grant Date Fair Value (in dollars per share)		$ 22.20
Exercised and converted to common shares (in shares)	0	0
Exercised and converted to common shares, Weighted Average Grant Date Fair Value (in dollars per share)
Forfeited (in shares)
Forfeited, Weighted Average Grant Date Fair Value (in dollars per share)
Outstanding (in shares)		2,814
Outstanding, Weighted Average Grant Date Fair Value (in dollars per share)		$ 64.80
Exercisable (in shares)		1,688
Exercisable, Weighted Average Grant Date Fair Value (in dollars per share)		$ 93.20